Income Taxes (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Income Tax Disclosure [Abstract]
Deferred tax liability	$ 65,600		$ 65,600
Amortization of intangible assets	$ 14,300	$ 5,200	$ 19,500	$ 10,300